Accrued Expenses (Schedule of Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued clinical trial expenses	$ 1,193	$ 196
Compensation and related benefits	561	519
Deferred rent	53	51
Patent fees	40	40
Accrued expenses	$ 1,847	$ 806